                                    [LOGO]

                                 Founders of
                               "America's First
                                 Money Fund"

                              -----------------

                              SEMI-ANNUAL REPORT

                              ------------------


                          INTERSTATE TAX-EXEMPT FUND





                           FOR THE SIX MONTHS ENDED
                              NOVEMBER 30, 1995
                                 (UNAUDITED)






                                    [LOGO]

                                 Founders of
                               "America's First
                                 Money Fund"



                 810 Seventh Avenue, New York, NY 10019-5868

        GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
                                 800-637-1700

 This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

                     Distributor -- Resrv Partners, Inc.

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
                                                                                        MATURITY          (IN            VALUE
                               DESCRIPTION OF SECURITY                                    DATE          THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------------- ----------       -------       -----------
ALABAMA -- .33%
 Decatur City IDA for Scientific Manufacturing, 3.80%(a)..............................   2/1/2014       $ 1,000       $ 1,003,248
ARIZONA -- 9.09%
 Apache County IDA for Tucson Electric Power Company Project, 3.65%(a)................ 12/15/2018         1,000         1,001,686
 Apache County IDA for Tucson Electric Power Company Project, 3.75%(a)................ 12/15/2018         1,100         1,101,893
 Apache County IDA for Tucson Electric Power Company Series 81-A, 3.65%(a)............  6/15/2020         1,100         1,101,855
 Pima County IDA for Tucson Electric Power Company, 3.65%(a)..........................  3/15/2018        10,000        10,016,863
 Pima County IDA for Tucson Electric Power Company, 3.60%(a)..........................  6/15/2022        10,000        10,016,644
 Pima County IDA for Tucson Electric Power Company, 3.65%(a)..........................  12/1/2022         3,000         3,005,059
 Tucson MHR for Los Portales Associates Ltd. Partnerships, 4.125%(a)..................  12/1/2007         1,600         1,616,678
CALIFORNIA -- 10.31%
 California HFA for Sutter Health Series 1990B, 3.70%(a)..............................   3/1/2020           200           200,618
 California RAW, 5.75%................................................................  4/25/1996           400           410,037
 Footill/Eastern Toll Road Revenue Bond Series 95-C, 3.35%(a).........................   1/2/2035           700           702,008
 Footill/Eastern Toll Road Revenue Bond Series 95, 3.40%(a)...........................   1/2/2035           100           100,291
 Independent Cities Lease Finance Authority Revenue Bonds, 3.45%(a)...................   6/1/1998           500           501,475
 Lancaster Redevelopment Agency MHR for Westwood Park Apartments Series 1985 K,
   3.50%(a)...........................................................................  12/1/2007           200           200,596
 Los Angeles Community College District TRAN, 4.50%...................................  7/31/1996         2,000         2,037,042
 Los Angeles Metropolitan Transportation Authority IDA for General Union Station
   Gateway A, 3.50%(a)................................................................   7/1/2025           600           601,834
 Los Angeles MHR for Malibu Meadows Project Series 91-A, 4.05%(a).....................  12/1/2015         2,800         2,809,374
 Los Angeles TRAN, 4.50%..............................................................   7/3/1996         2,000         2,045,697
 Los Angeles TRAN, 4.50%..............................................................   7/1/1996         5,000         5,112,422
 Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes Project,
   3.70% Letter of Credit with Citibank(a)............................................  12/1/2006           600           601,912
 Pasadena Rose Bowl Improvement Project, 3.70%(a).....................................  12/1/2011           300           300,950
 Pico Rivera Development Agency Revenue Bonds for Ranier Fund Crossroads Project,
   3.60%(a)...........................................................................  12/1/2010         1,100         1,102,741
 Sacramento Telecommunication CP, 3.95%...............................................   6/1/1996           200           200,642
 San Diego County MHR Series 1988A, 5.687%(a).........................................  12/1/2007           630           638,932
 San Diego TAN, 4.75%.................................................................   7/3/1996         2,000         2,048,275
 San Dimas Station 1 Project, 3.85%(a)................................................  12/1/2005         4,200         4,200,000
 San Francisco Yerba Buena Gardens, 3.95%(a)..........................................   9/1/2006           800           802,659
 San Francisco TRAN, 4.50%............................................................  7/25/1996         2,000         2,038,941
 Santa Ana IDR for Mercury Savings and Loan, 4.025%(a)................................  11/1/2005         4,100         4,128,791
 Santa Clara Electric Revenue Bonds Series 85C, 3.45%(a)..............................   7/1/2010           300           300,885
 Union City MHR for Skylark Apartments, 4.10%(a)......................................  11/1/2007           200           200,358
 Vista City MHR for Shadow Ridge Apartment Project, 3.45%(a)..........................   5/1/2005           300           300,851
COLORADO -- 4.20%
 Adams County IDA for Clear Creek, 3.65%(a)...........................................  11/1/2008         2,000         2,006,290
 Colorado HFA Center Park Village, 3.75%(a)...........................................   5/1/1997         2,000         2,006,395
 Colorado HFA Series 85, 4.05%........................................................  12/1/2005         2,000         2,006,715
 Colorado MHR for Silver Reef Apartments Series 1990, 4.10%(a)........................   3/1/2012         1,490         1,495,107
 Jefferson County IDR for Kinder-Care Learning Centers Series C, 4%(a)................   2/1/2001         1,700         1,705,752
 Jefferson Country IDR for S.W. Medical Project Series 85, 4.05%(a)...................  11/1/2010         2,700         2,708,858
 Wheat Ridge IDA for Pearse Electronics Inc. Project, 4.55%(a)........................   6/1/1999           910           930,702
CONNECTICUT -- 1.25%
 Connecticut DAI for Allen Group Inc., 3.80%(a).......................................   2/1/2013           100           100,312
 Connecticut DAI for Zotos International Inc. Project, 4.15%(a).......................  12/1/2004            70            70,239

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
                                                                                        MATURITY          (IN            VALUE
                               DESCRIPTION OF SECURITY                                    DATE          THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------------- ----------       -------       -----------
CONNECTICUT -- CONTINUED
 Connecticut Development Authority Health Care Facilities Revenue Bonds for
   Independent Living Project Series 1990, 3.60%(a)...................................   7/1/2015       $   400       $   401,230
 Connecticut Development Authority PCR for Western Massachusetts Electric Co. Series
   A, 3.55%(a)........................................................................   9/1/2028           300           300,916
 Connecticut EDA 4%...................................................................   6/1/1996           500           501,620
 Connecticut HEF for Bridgeport Hospital Series B, 3.80%(a)...........................   7/1/2025           100           100,323
 Connecticut HEF for Yale New Haven Hospital Series B, 4%(a)..........................   6/1/2012           650           663,000
 Connecticut Special Assessment Unemployment Compensation Revenue Bonds Series B,
   3.75%(a)...........................................................................  11/1/2001           300           300,971
 Hartford Redevelopment Agency MHR for Underwood Towers, 3.60%(a).....................   6/1/2020         1,400         1,404,472
DISTRICT OF COLUMBIA -- 1.16%
 Washington, D.C. Housing Finance Agency MHR for Chastleton Development Project,
   4.125%(a)..........................................................................   7/1/1997         2,200         2,237,730
 Washington, D.C. TAN Series, 4%(a)...................................................   6/1/2003         1,300         1,304,274
FLORIDA -- 5.92%
 Boca Raton IDA for Parking Garage Project, 4.125%(a).................................  12/1/2014         3,000         3,031,271
 Broward Country MHR for Welleby Apartment Project, 3.75%(a)..........................  12/1/2006           800           802,573
 Florida MHR for Monterey Meadows Apartment Project, 3.65%(a).........................  12/1/2007           600           605,476
 Orange County MHR for Sunkey Apartments Series 1992 A, 3.65%(a)......................  12/1/2022         4,000         4,012,581
 Port Saint Lucie PCR for Florida Power and Light Project Series 1992, 3.90%(a).......   5/1/2027         2,300         2,305,407
 Port Saint Lucie PCR for Florida Power and Light Project Series 1993, 3.80%(a).......   1/1/2026         3,500         3,511,013
 Putnam County PCR for Seminole Electric Co., 3.40%(a)................................ 12/15/2009         1,000         1,015,699
 Sunshine State Governmental Financial Commission Revenue Bond, 3.85%(a)..............   7/1/2016         1,000         1,002,637
 Suwannee HFA for Santa Fe Health Care Project, 3.60%(a)..............................   2/1/2021         1,835         1,840,731
GEORGIA -- 3.11%
 Albany Dougherty Finance Authority, 3.65%(a).........................................   9/1/2020         3,300         3,310,343
 Bartow County DAI for Princeton Carpets Inc., 3.625%(a)..............................   4/1/2000           586           589,712
 Elbert County Industrial Building Authority Revenue Bonds for Seaboard Farms,
   3.75%(a)...........................................................................   7/1/2005         1,800         1,811,520
 Gwinnett County IDA for United Stationers Supply Company, 3.85%(a)................... 10/31/2002         3,800         3,812,451
IDAHO -- .67%
 Idaho TAN, 4.50%.....................................................................  6/27/1996         2,000         2,044,082
ILLINOIS -- 4.76%
 Chicago O'Hare Airport IDA for American Airlines, 3.90%(a)...........................  12/1/2017         2,800         2,809,060
 Illinois Development Finance Authority Refunding Revenue Bonds for Lyric Opera House
   of Chicago Project, 3.70%(a).......................................................  12/1/2028         1,500         1,504,720
 Illinois HFA for Carle Foundation Project, 3.65%(a)..................................   1/1/2022         2,200         2,206,938
 Illinois HFA for University of Chicago, 3.90%(a).....................................   8/1/2015         4,000         4,045,304
 Illinois HFA for Victory Health Services Project Series 1989 C, 3.80%(a).............  12/1/2018         4,000         4,006,247
INDIANA -- 5.98%
 Indiana Bond Bank Advance Funding Program RAN Series A-2, 5.75%......................  1/10/1996         5,000         5,242,825
 Indianapolis Industrial Economic Development Revenue Bonds for Edgecomb Metals
   Company, 3.75%(a)..................................................................  12/1/2008         4,300         4,314,078
 Tippecanoe County PCR for Caterpillar Inc., 3.85%(a).................................  11/1/2006         8,750         8,778,671
IOWA -- 3.17%
 Buffalo Industrial Development Refunding Revenue Bonds for Linwood Mining and
   Minerals, 4.05%(a).................................................................   1/1/2000         1,800         1,806,194
 Iowa Finance Authority Small Business Development Revenue Bonds for Court Associates
   Series 1985 B, 3.65%(a)............................................................  11/1/2015         5,000         5,015,885
 Iowa School Corps. RAW Series A, 4.75%...............................................  6/28/1996         2,500         2,563,037
 Polk County IDA for Kemin Industries Project Series 1984, 5.425%(a)..................  11/1/1999           267           267,873
 Polk County IDA for Kemin Industries Project Series 1980, 5.425%(a)..................  12/1/1996            74            74,586

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
                                                                                        MATURITY          (IN            VALUE
                               DESCRIPTION OF SECURITY                                    DATE          THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------------- ----------       -------       -----------
KENTUCKY -- 2.97%
 Kentucky Turnpike Authority Prerefunded RAW, 7.75%...................................   1/1/1996       $   490       $   526,314
 Ohio County PCR for Big River Electric Corporation, 4.15%(a).........................   6/1/2013         2,500         2,551,483
 Ohio County PCR for Big River Electric Corporation Project Series 1985, 4.15%(a).....  10/1/2015         6,000         6,021,214
MAINE -- 1.31%
 Biddeford Resource Recovery Revenue Bonds for Maine Energy Recovery Company Project,
   3.90%(a)...........................................................................   7/1/2007         4,000         4,012,822
MARYLAND -- 2.44%
 Anne Arundel County Industrial Refunding Revenue Bonds for Kinder-Care Learning
   Centers, 4%(a).....................................................................   2/1/2001         2,260         2,267,647
 Baltimore IDA, 3.90%(a)..............................................................   8/1/2016         2,500         2,508,373
 Maryland Health and Higher Education Facility Authority Revenue Bonds for North
   Arundel Hospital Series 1992B, 3.75%(a)............................................   7/1/2024         2,000         2,006,452
 Montgomery County IDA for Info Systems and Network Corporation, 3.75%(a).............   4/1/2014           700           702,158
MASSACHUSETTS -- 2.59%
 Boston Water and Sewer Commission 1994 A, 3.55%(a)...................................  11/1/2024           200           200,612
 Massachusetts Dedicated Income Tax Bonds Series E, 3.75%(a)..........................  12/1/1997           200           200,603
 Massachusetts HEF for Capital Asset Program Series E, 3.80%(a).......................   1/1/2035         2,300         2,304,472
 Massachusetts HEF for Harvard University, 3.35%(a)...................................   2/1/2016           600           601,739
 Massachusetts HEF for Harvard University, 3.35%(a)...................................   8/1/2017           200           200,580
 Massachusetts HEF for Mt. College, 3.45%(a)..........................................   7/1/2018           100           100,286
 Massachusetts HEF for Capital Assistance Program Series G-1, 3.30%(a)................   1/1/2019           100           100,283
 Massachusetts IDA for Cambridge, 3.70%(a)............................................  10/1/2010           200           200,602
 Massachusetts Industrial Finance Agency Refunding Revenue Bonds for Showa Women's
   Institute Boston Inc., 3.75%(a)....................................................  3/15/2004           300           300,916
 Massachusetts Industrial Finance Agency Revenue Bonds for Groton School Project,
   3.50%(a)...........................................................................   6/1/2019           400           401,201
 Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Bonds
   Series C, 3.35%(a).................................................................   7/1/2019         1,300         1,303,779
 Worcester BAN, 4.25%.................................................................  8/29/1996         2,000         2,021,479
MICHIGAN -- 1.34%
 Dearborn Heights EDC for Oakbrook Common Project Series 1993, 3.65%(a)...............   3/1/2025         4,100         4,112,929
MINNESOTA -- 2.27%
 Eagan MHR for Aspen Woods, 4.15%(a)..................................................   1/1/2026         5,580         5,599,033
 New Brighton Industrial Development Refunding Revenue Bonds for Taylor Corporation
   Series 1988, 5.60%(a)..............................................................  11/1/1999           513           515,087
 New Hope Commercial Development Revenue Bonds for National Beauty Project Series
   1994, 4.05%(a).....................................................................   5/1/2010           835           837,873
MISSISSIPPI -- .33%
 Perry County IDR for Leaf River Forrest Project, 3.625%(a)...........................  12/1/2014         1,000         1,009,358
MISSOURI -- 3.22%
 Joplin IDA for Northpark Mall, 4.20%(a)..............................................  12/1/2005         5,400         5,418,434
 Missouri State Environmental Improvement and Energy Resources Authority Pollution
   Control RAW Series A, 4%(a)........................................................   6/1/2014         3,400         3,468,000
 St. Louis Industrial Development Refunding Revenue Bonds for Kinder-Care Learning
   Centers, 4%(a).....................................................................   2/1/2001           965           968,265
MONTANA -- .24%
 Great Falls Commercial Development Revenue Bonds for Liberty Development Partners
   Project, 4.15%(a)..................................................................  12/1/2007           730           732,512
NEBRASKA -- .56%
 Lancaster County Industrial Development Refunding Revenue Bonds for PepsiCola
   Bottling Co. of Lincoln, 5.6875%(a)................................................   5/1/1998           578           580,200
 Nebraska Industrial Finance Authority for Apple Associates Project, 4%(a)............   9/1/2007           790           792,597
 Sidney City IDA for Sidney and Lowe Railroad Project, 5.425%(a)......................   6/1/1996           334           335,489

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
                                                                                        MATURITY          (IN            VALUE
                               DESCRIPTION OF SECURITY                                    DATE          THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------------- ----------       -------       -----------
NEW JERSEY -- 3.20%
 Jersey City BAN, 4.75%...............................................................  9/27/1996       $ 2,000       $ 2,028,669
 Mercer County GOB, 4.10%.............................................................  3/15/1996           700           714,218
 Middlesex County BAN, 3.625%.........................................................  6/27/1996           500           507,794
 New Jersey EDA for Volvo America Corp., 4.301%(a)....................................  12/1/2004         3,200         3,233,752
 West New York School Promissory Notes, 4.70%.........................................   4/5/1996         3,239         3,308,121
NEW YORK -- 9.85%
 New York City GOB Series A-8, 3.85%(a)...............................................   8/1/2018         1,000         1,003,162
 New York City GOB Series A-10, 3.95%(a)..............................................   8/1/2016         1,700         1,705,517
 New York City GOB Series B-8, 4%(a)..................................................  8/15/2024         5,000         5,016,582
 New York City GOB Series C4-96, 3.80%(a).............................................   8/1/1996         6,100         6,119,194
 New York City GOB Series C4-97, 3.80%(a).............................................   8/1/1997         1,300         1,304,091
 New York City GOB Series C4-98, 3.80%(a).............................................   8/1/1998         1,500         1,504,720
 New York City GOB Series E2, 3.80%(a)................................................  5/15/1996         4,000         4,012,488
 New York City GOB Series E2, 3.85%(a)................................................   8/1/2020         2,700         2,708,673
 New York City GOB Series E2, 3.85%(a)................................................   8/1/2021         1,100         1,103,531
 New York City GOB Series E5, 3.85%(a)................................................   8/1/2015         2,200         2,207,067
 New York City GOB Series E5, 3.85%(a)................................................   8/1/2016         1,500         1,504,819
 New York City GOB Series E5, 3.85%(a)................................................   8/1/2019         2,000         2,006,425
NORTH CAROLINA -- .69%
 North Carolina Eastern Municipal Power Agency Prerefunded Revenue Bonds, 7.75%.......   1/1/1996         1,000         1,065,651
 North Carolina Municipal Power Prerefunded Revenue Bonds, 8.50%......................   1/1/1996         1,000         1,059,420
NORTH DAKOTA -- .36%
 Minot IDR for Nash Finch Co. Project, 4.15%(a).......................................  12/1/2002         1,100         1,103,785
OHIO -- 1.64%
 Brunswick IDA for Kinder-Care Learning Center Project Series A, 4%(a)................   6/1/2002           425           426,438
 Cuyahoga County University Hospital of Cleveland, 3.80%(a)...........................   1/1/2016         1,500         1,504,784
 Franklin County Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Center Project Series A, 4%(a)............................................   6/1/2002         1,080         1,083,654
 Hamilton County Franciscan Sisters of the Poor, 3.80%(a).............................   3/1/2017         2,000         2,006,378
OREGON -- 1.64%
 Klamath Falls Electric Revenue Bonds for Salt Caves Hydroelectric Project,
   4.40%(a)...........................................................................   5/1/2023         4,000         4,014,506
 Oregon Veteran Series 73-E, 3.90%(a).................................................  12/1/2016         1,000         1,003,359
PENNSYLVANIA -- 2.98%
 Chartiers Valley Industrial and Commercial Development Authority Revenue Bonds for
   1133 Penn Avenue Associates Project Series A 3.85%(a)..............................   8/1/2007         1,764         1,769,780
 Chartiers Valley Industrial and Commercial Development Authority Revenue Bonds for
   William Penn Project, 3.95%(a).....................................................  12/1/2016         2,400         2,407,792
 Clarion County Industrial Development Authority Special Development Revenue Bonds for
   Meritcare Project Series A, 3.85%(a)...............................................  12/1/2012         2,210         2,217,242
 Cumberland County Municipal Authority Revenue Bonds for United Methodist Home for
   Aging, 3.95%(a)....................................................................   6/1/2019         2,700         2,743,845
SOUTH CAROLINA -- .65%
 Greenville County TAN, 4%............................................................  4/12/1996         2,000         2,003,040
TEXAS -- 3.09%
 Beaumont HFA, 3.65%(a)...............................................................  12/1/2010         1,000         1,003,125
 Houston TRAN, 4.50%..................................................................  6/27/1996         2,000         2,047,099
 Lubbock County HFA for Charter Plains Hospital Inc. Project Series 1992, 3.75%(a)....  10/1/2013         1,000         1,006,496
 Texas TRAN, 4.75%....................................................................  8/30/1996         4,000         4,067,470
 Trinity River IDA for Radiation Sterilizers, 3.90%(a)................................  11/1/2005         1,350         1,354,327

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
                                                                                        MATURITY          (IN            VALUE
                               DESCRIPTION OF SECURITY                                    DATE          THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------------- ----------       -------       -----------
UTAH -- .28%
 Bountiful DAI for Bountiful Gateway Park Project, 3.95%(a)...........................  12/1/1997       $   865       $   867,808
VIRGINIA -- 2.75%
 Fairfax County Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Centers Series E, 4%(a)...................................................  10/1/1999         4,875         4,891,495
 Virginia Housing Development Authority Commonwealth Mortgage Bonds Series D,
   3.75%(a)...........................................................................   7/1/2017         2,500         2,520,535
 Virginia RAW, 4.10%..................................................................   3/1/1996         1,000         1,011,205
WASHINGTON -- 1.38%
 Pierce County EDC RAW Sealand Corp. Project, 3.90%(a)................................  11/1/2004         2,000         2,006,405
 Port Seattle DAI for Douglas Management Corporation Project, 3.80%(a)................  12/1/2005         2,200         2,207,103
WISCONSIN -- 5.49%
 Chippewa Falls IDA for Chippewa Publishing Co., 5.556%(a)............................  1/31/1996            37            37,631
 Chippewa Falls IDA for Lavine and Gaier Investment Company Project, 5.556%(a)........  1/31/2004           714           717,137
 Dresser DAI for F&A Dairy Products Project, 4.15%(a).................................   9/1/1998           750           752,581
 Green Bay IDA for St. Mary Cement Company, 3.80%(a)..................................  11/1/2000         4,000         4,012,915
 Milwaukee RAN, 5.50%.................................................................  2/22/1996         5,000         5,216,542
 Neenah School District TRAN, 4.50%...................................................  8/30/1996         4,000         4,049,432
 Wisconsin Operating RAN, 4.50%.......................................................  6/17/1996         2,000         2,045,490
WYOMING -- .69%
 Sweetwater County Refunding PCR for Pacificorp Project Series A, 3.85%(a)............   1/1/2017         2,100         2,105,533
                                                                                                                      -----------
Total Interstate Fund Investments (101.91%) (Cost $310,185,823).......................                                312,248,695
Other liabilities, less assets(-1.91%)................................................                                 (5,842,435)
                                                                                                                      -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 306,406,260 shares of beneficial interest of $.001 par value
 outstanding..........................................................................                                $306,406,260
                                                                                                                      =============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

SECURITY TYPE ABBREVIATIONS:

BAN  -- Bond Anticipation Notes
CP   -- Certificates of Participation
DAI  -- Development Authority Industrial Development Refunding Bonds
EDA  -- Economic Development Authority Revenue Bonds
EDC  -- Economic Development Corporation
ERD  -- Energy Research and Development Authority
GOB  -- General Obligation Bonds
HEF  -- Health and Educational Facilities Revenue Bonds
HDC  -- Housing Development Corporation Bonds
HFA  -- Health Facilities Authority Revenue Bonds
HFH -- Housing Finance Authority Housing Mortgage Finance Program Bonds HFR -- Housing Finance Agency Revenue Bonds
IDA  -- Industrial Development Authority Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
MHR  -- Multifamily Housing Revenue Bonds
PCR  -- Pollution Control Revenue Bonds
TAN  -- Tax Anticipation Notes
TRAN -- Tax & Revenue Anticipation Notes
RAN  -- Revenue Anticipation Notes
RAW  -- Revenue Anticipation Warrants

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED NOVEMBER 30, 1995--(UNAUDITED)

INTEREST INCOME (Note 1).......................................................................   $6,278,170
                                                                                                  ---------
EXPENSES (Note 2)
  Management fee...............................................................................     805,582
  Shareholder servicing, administration and general office expenses............................     313,963
  Distribution assistance (Note 3).............................................................     313,326
  Equipment expense............................................................................      56,324
  Professional fees............................................................................      50,533
  Occupancy costs..............................................................................      38,164
  Stationery, printing and supplies............................................................      33,662
  Trustee fees.................................................................................       4,527
  Other expenses...............................................................................      43,417
                                                                                                  ---------
    Total Expenses.............................................................................   1,659,498
                                                                                                  ---------
NET INVESTMENT INCOME..........................................................................   $4,618,672
                                                                                                  ==========

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                              NOVEMBER 30, 1995      MAY 31, 1995
                                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income (Note 1).........................................     $   4,618,672       $      8,826,130
    Dividends to shareholders..............................................        (4,618,672)            (8,826,130)
                                                                              -----------------    -----------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from sale of shares.......................................       689,422,383          1,277,411,710
    Net asset value of shares issued on reinvestment of dividends..........         4,618,672              8,826,130
                                                                              -----------------    -----------------
      Subtotal.............................................................       694,041,055          1,286,237,840
    Cost of shares redeemed................................................      (702,866,950)        (1,323,600,125)
                                                                              -----------------    -----------------
    Decrease in net assets derived from capital share transactions and from
     investment operations.................................................        (8,825,895)           (37,362,285)
NET ASSETS:
  Beginning of period......................................................       315,232,155            352,594,440
                                                                              -----------------    -----------------
  End of period............................................................     $ 306,406,260       $    315,232,155
                                                                              ================        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX EXEMPT TRUST--INTERSTATE FUND ("TRUST")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ---------------------------

   The Trust is registered under the Investment Company Act of 1940 as a nondiversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Trust's shares of beneficial interest authorized are unlimited and divided into five series, Interstate, Connecticut, Massachusetts, California and New Jersey Fund. These financial statements and notes apply only to the Interstate Fund.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trust uses amortized cost to value the Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trust may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the Fund's average life.

   C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

   F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

   G. The Fund had payables of $5,200,000 for securities purchased but not received at November 30, 1995.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  -------------------------------------------------------------------

   Reserve Management Company, Inc. ("RMCI") manages the Interstate Portfolio's investments, as well as the investments of the Connecticut, Massachusetts, California and New Jersey Funds of the Reserve Tax-Exempt Trust, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily closing net assets of each Fund. Also, under the current Service Agreement, RMCI was reimbursed $540,590 during the six months ended November 30, 1995 for expenditures made on behalf of the Portfolio for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Portfolio's business. At November 30, 1995, the Funds had accrued expenses of $25,903 due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  ---------------------

   Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Interstate Fund are exempt interest dividends for Federal tax purposes.

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                                                         SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                                            ENDED           ---------------------------------------
                         INTERSTATE FUND                              NOVEMBER 30, 1995           1995                  1994
------------------------------------------------------------------    -----------------     -----------------     -----------------
Net asset value, beginning of period..............................         $1.0000               $     1.0000          $     1.0000
                                                                            ------                     ------                ------
Income from investment operations.................................           .0197                      .0368                 .0268
Expenses..........................................................           .0052                      .0103                 .0103
                                                                            ------                     ------                ------
Net investment income(1)..........................................           .0145                      .0265                 .0165
Dividends from net investment income(1)...........................          (.0145)                    (.0265)               (.0165)
                                                                            ------                     ------                ------
Net asset value, end of period....................................         $1.0000               $     1.0000          $     1.0000
                                                                      ===============                ========              ========
Total Return......................................................            2.89%(2)                   2.65%                 1.65%

                     RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------
Net assets in thousands, end of period............................         321,947                    315,232               352,594
Ratio of expenses to average net assets...........................            1.03%(2)                   1.00%                 1.02%
Ratio of net investment income to average
 net assets.......................................................            2.87%(2)                   2.59%                 1.63%

                         INTERSTATE FUND                                  1993                  1992                  1991
------------------------------------------------------------------  -----------------     -----------------     -----------------
Net asset value, beginning of period..............................       $     1.0000          $     1.0000          $     1.0000
                                                                               ------                ------                ------
Income from investment operations.................................              .0312                 .0455                 .0599
Expenses..........................................................              .0104                 .0106                 .0105
                                                                               ------                ------                ------
Net investment income(1)..........................................              .0208                 .0349                 .0494
Dividends from net investment income(1)...........................             (.0208)               (.0349)               (.0494)
                                                                               ------                ------                ------
Net asset value, end of period....................................       $     1.0000          $     1.0000          $     1.0000
                                                                             ========              ========              ========
Total Return......................................................               2.08%                 3.49%                 4.94%

                     RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------

Net assets in thousands, end of period............................            366,383               358,101               333,321

Ratio of expenses to average net assets...........................               1.03%                 1.03%                 1.03%

Ratio of net investment income to average
 net assets.......................................................               2.06%                 3.41%                 4.81%


---------------
(1) Based on compounding of daily dividend. Not indicative of future results.
(2) Annualized.